Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Information
Summary of total compensation provided to key management personnel

	31 December	31 December
	2025	2024
Short-term benefits	406,432	443,652
Share based payments	324,039	478,883
Long-term benefits	1,366	486
Termination benefits	535	869
	732,372	923,890

Schedule of transactions with related parties

	31 December	31 December
Receivables from related party	2025	2024
Enerji Piyasaları İşletme A.S. (“EPIAS”)	89,078	—
TT Mobil	68,126	81,744
Türk Hava Yolları AŞ (“THY”)	46,425	87,304
Güneş Express Havacılık A.Ş.(“Sun Express”)	41,834	53,014
Türksat Uydu Haberleşme Kablo TV ve İşletme AŞ	34,843	17,396
TVF IFM Gayrimenkul İnşaat Ve Yönetim A.Ş. (“TVF IFM”)	31,637	—
Ziraat Bankası	25,376	24,597
T.C. Posta ve Telgraf Teşkilatı Genel Müdürlüğü (“PTT”)	201	8,111
AJET Hava Taşımacılığı A.Ş.	—	13,941
Others	30,019	36,581
	367,539	322,688

	31 December	31 December
Due from receivables from financial services	2025	2024
T.C. Posta ve Telgraf Teşkilatı Genel Müdürlüğü (“PTT”)	14,472	—
Turkiye Sigorta	189	—
	14,661	—

	31 December	31 December
Payables to related party	2025	2024
TOGG	367,801	2,058
Türkiye Sigorta A.Ş.	337,286	666,072
Türk Telekom	289,054	250,478
Enerji Piyasaları İşletme A.Ş. (“EPİAŞ”)	211,117	82,224
TT Mobil	198,116	175,078
Others	117,142	80,851
	1,520,516	1,256,761

The following transactions occurred with related parties:

	31 December	31 December
Revenue from related parties	2025	2024
Türk Telekom Mobil Iletisim Hizmetleri A.S. (“TT Mobil”) (*)	1,486,858	1,460,836
Ziraat Bankası A.S. (“Ziraat Bankası”) (*)	1,301,157	260,696
Enerji Piyasaları İşletme A.S. (“EPIAS”) (*)	818,396	486,705
Türk Hava Yolları A.S. (“THY”) (*)	453,123	562,794
Gunes Express Havacilik A.S. (“Sun Express”) (*)	311,578	329,396
Turkiye Halk Bankası A.S. (“Halkbank”) (*)	221,955	56,962
Turk Telekomunikasyon A.S. (“TT”)(*)	196,232	177,380
TOGG (**)	176,333	102,065
Turksat Uydu Haberlesme Kablo TV ve Isletme A.S. (“Turksat”)(*)	171,925	222,061
Turkiye Hayat ve Emeklilik A.S.(*)	84,119	100,947
Türkiye Sigorta A.Ş. (“Türkiye Sigorta”)(*)	73,336	106,076
TVF IFM Gayrimenkul Insaat ve Yonetim A.S. (*)	68,990	30,771
Turkiye Vakiflar Bankası TAO (“Vakifbank”)(*)	63,766	51,642
Ziraat Katılım Bankasi A.S. (“Ziraat Katilim”)(*)	25,086	14,393
BIST (*)	22,536	9,525
Others	142,193	100,299
	5,617,583	4,072,548
(*)	Related parties, which TVF directly and / or indirectly has control or joint control or significant influence.

	31 December	31 December
Related party expenses	2025	2024
Türk Telekomünikasyon A.S (*)	3,127,323	2,726,491
EPIAS (*)	3,166,701	990,142
TT Mobil (*)	1,646,773	1,413,051
Vakifbank (*)	1,080,415	724,963
Istanbul Takas ve Saklama Bankasi A.S. (“Takasbank”) (*)	294,219	722,427
PTT (*)	193,356	173,269
T.C. Hazine ve Maliye Bakanlığı	330,249	276,475
Turksat (*)	122,627	87,282
Others	638,657	800,445
	10,600,320	7,914,545
(*)	Related parties, which TVF directly and / or indirectly has control or joint control or significant influence.

Details of the financial assets and liabilities with related parties as of 31 December 2025 and 2024 are as follows:

	31 December	31 December
	2025	2024
Banks - Time deposits	56,651,371	33,568,984
Banks - Demand deposits	1,190,045	1,062,233
Receivables from reverse repo	-	16,196,571
Financial investment (*)	14,830,012	6,318,753
Bank borrowings	(283,585)	(12,634,338)
Debt securities issued	(1,181,611)	(1,211,543)
Lease liabilities (**)	(9,404,433)	(146,563)
Impairment loss provision associated with bank deposits and other financial assets	(2,336)	(4,871)
	61,799,463	43,149,226
(*)	Financial investments consist of bonds and currency protected time deposit.
(**)

As of 31 December 2025, the Group has recognized a right-of-use asset amounting to TRY 9,089,499 and a lease liability amounting to TRY 9,172,660 in its statement of financial position in accordance with the lease agreement signed with BOTAŞ.

Details of the time deposits at related parties as of 31 December 2025 and 2024 are as follows:

	31 December	31 December
	2025	2024
Ziraat Bankasi	50,443,208	8,261,993
Ziraat Katılım	2,764,074	5,509,008
Vakifbank	3,286,482	11,463,011
Halkbank	157,607	8,334,972
	56,651,371	33,568,984

Details of the time deposits at related parties

Amount in
Original				31 December
Currency	Currency	Effective Interest Rate	Maturity	2025
43,354	USD	2.9%	February 2026	1,862,358
440,974	EUR	1.1%	January 2026	22,250,871
32,501,410	TL	39.7%	February 2026	32,538,142
				56,651,371

Amount in
Original				31 December
Currency	Currency	Effective Interest Rate	Maturity	2024
233,940	USD	2.1%	January 2025	10,787,614
196,070	EUR	2.3%	January 2025	9,438,095
9,828,355	TL	47.4%	January - May 2025	13,343,275
				33,568,984

Details of the bank borrowings at related parties

				31 December
Principle Amount	Currency	Effective Interest Rate	Maturity	2025
40,000	TL	38.5%	January 2026	40,425
235,000	TL	TLREF+2%	August 2027	243,160
				283,585

				31 December
Principle Amount	Currency	Effective Interest Rate	Maturity	2024
8,273,981	TL	28.8% - 58.0%	January 2025 - August 2027	12,634,338
				12,634,338

Details of the debt securities issued at related parties

Principle				31 December
Amount	Currency	Effective Interest Rate	Maturity	2025
1,150,000	TL	37.0% - 38.3%	February 2026- March 2026	1,181,611
				1,181,611

Principle				31 December
Amount	Currency	Effective Interest Rate	Maturity	2024
900,000	TL	42.0% - 44.5%	March - May 2025	1,211,543
				1,211,543

Details of the lease liabilities at related parties

			31 December
Currency	Effective Interest Rate	Maturity	2025
TL	12.8% - 62.5%	2026 - 2035	231,774
USD	8.9% - 9.7%	2040	9,172,659
			9,404,433

			31 December
Currency	Effective Interest Rate	Maturity	2024
TL	12.5% - 62.0%	2025 - 2033	146,563
			146,563

Interest income from related parties:

	31 December	31 December	31 December
	2025	2024	2023
Vakifbank	1,559,397	4,847,490	4,032,524
Ziraat Bankasi	1,392,048	1,432,733	635,863
Halkbank	488,985	1,158,210	927,215
Ziraat Katilim	100,553	177,054	267,620
Other	143	42,964	548
	3,541,126	7,658,451	5,863,770

Interest expense to related parties:

	31 December	31 December	31 December
	2025	2024	2023
Vakifbank	1,444,657	2,413,280	1,217,634
Halk Varlık Kiralama A.S. (“Halk Varlık Kiralama”)	395,364	429,201	503,413
Ziraat Bankasi	38,382	121,425	304,172
Halkbank	2,621	23,019	27,194
Other	304	6,452	16,939
	1,881,328	2,993,377	2,069,352